Cover Document	Aug. 15, 2019
Cover Page [Abstract]
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Aug. 15, 2019
Entity Registrant Name	Pure Storage, Inc.
Entity File Number	001-37570
Entity Tax Identification Number	27-1069557
Entity Address, Address Line One	650 Castro Street, Suite 400
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94041
City Area Code	800
Local Phone Number	379-7873
Trading Symbol	PSTG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false